Accumulated Other Comprehensive Income (Schedule of Reclassifications out of AOCI by Component Net of Tax) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating revenue	[1]	$ (3,970)	$ (3,088)	$ (7,828)	$ (6,554)
Interest and related charges		452	361	921	675
Other income		(92)	(185)	(480)	(285)
Income from operations before income tax expense		(101)	(566)	462	(1,227)
Income tax expense (benefit)		43	88	157	223
Purchased gas		227	64	957	404
Electric fuel and other energy-related purchases		718	623	1,509	1,367
Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating revenue	[2]	(530)	(508)	(1,096)	(898)
Net income from discontinued operations		26	45	80	102
Interest and related charges		86	46	173	50
Other income		(44)	(16)	(85)	(33)
Income from operations before income tax expense		(146)	(71)	(361)	(271)
Income tax expense (benefit)		23	(13)	66	31
Income (loss) including noncontrolling interests, net of tax		(123)	(84)	(295)	(240)
Purchased gas	[2]	(3)	(6)	9	8
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense		(29)	44		55
Income tax expense (benefit)		8	(11)		(14)
Income (loss) including noncontrolling interests, net of tax		(21)	33		41
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense		(2)	18	1	15
Income tax expense (benefit)			(5)		(4)
Income (loss) including noncontrolling interests, net of tax		(2)	13	1	11
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Commodity contracts
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating revenue		(38)	16	(92)	28
Purchased gas				(3)	2
Electric fuel and other energy-related purchases					(7)
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Commodity contracts | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income from discontinued operations			2	(2)	5
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Interest rate contracts
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges		13	12	23	24
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Interest rate contracts | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges		2		1	2
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Foreign currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		(4)	16	2	8
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Amounts Reclassified From AOCI | Foreign currency | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		(4)	16	2	8
Unrealized (gains) and losses on investment securities: | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized (gain) loss on sale of securities		(1)	1	(1)	2
Income from operations before income tax expense		(1)	1	(1)	2
Income tax expense (benefit)			(1)		(1)
Income (loss) including noncontrolling interests, net of tax		(1)		(1)	1
Amortization of prior-service costs (credits) | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		(8)	(5)	(13)	(11)
Amortization of actuarial losses | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		27	29	54	61
Unrecognized pension and other postretirement benefit costs:
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized pension and other postretirement benefit costs, before tax		19	24	41	50
Unrecognized pension and other postretirement benefit costs, income tax expense		3	(7)	(11)	(8)
Unrecognized pension and other postretirement benefit costs, net of tax		22	17	30	42
Unrecognized pension and other postretirement benefit costs: | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized pension and other postretirement benefit costs, before tax		2	1	4	3
Unrecognized pension and other postretirement benefit costs, income tax expense				(1)	(1)
Unrecognized pension and other postretirement benefit costs, net of tax		2	1	3	2
Unrecognized pension and other postretirement benefit costs: | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense				(70)
Income tax expense (benefit)				18
Income (loss) including noncontrolling interests, net of tax				(52)
Unrecognized pension and other postretirement benefit costs: | Amounts Reclassified From AOCI | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		$ 2	$ 1	$ 4	$ 3

[1]	See Note 10 for amounts attributable to related parties.
[2]	See Note 20 for amounts attributable to related parties.